Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY